UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5873
                                   --------

                          Franklin Multi-Income Trust
                          ---------------------------
              (Exact name of registrant as specified in charter)

                One Franklin Parkway, San Mateo, CA 94403-1906
               (Address of principal executive offices) (Zip code)

       Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end: 3/31
                         ----

Date of reporting period: 9/30/03
                          -------

Item 1. Reports to Stockholders.


                                                              SEPTEMBER 30, 2003





[GRAPHIC OMITTED]

SEMIANNUAL REPORT AND SHAREHOLDER INFORMATION

                                                                   INCOME



                                    FRANKLIN
                               MULTI-INCOME TRUST

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE
Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION
Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST
At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                [GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SEMIANNUAL REPORT

Franklin Multi-Income Trust ................ 1

Performance Summary ........................ 6

Annual Shareholders' Meeting ............... 7

Dividend Reinvestment
and Cash Purchase Plan ..................... 8

Financial Highlights and
Statement of Investments ...................11

Financial Statements .......................17

Notes to Financial Statements ..............21

Proxy Voting Policies and Procedures .......25

--------------------------------------------------------------------------------

Semiannual Report

Franklin Multi-Income Trust

YOUR FUND'S GOAL: Franklin Multi-Income Trust seeks to provide high, current income consistent with preservation of capital.



Dear Shareholder:

This semiannual report for Franklin Multi-Income Trust covers the six-month period ended September 30, 2003.


PERFORMANCE OVERVIEW

For the six months ended September 30, 2003, Franklin Multi-Income Trust's cumulative total return was +22.33% based on the change in net asset value and +19.30% based on the change in market price on the New York Stock Exchange, as shown in the Performance Summary on page 6. The Credit Suisse First Boston
(CSFB) High Yield Index returned 13.08%, while utilities stocks, as measured by the Standard & Poor's (S&P) Utilities Index, returned 20.75%, for the same six-month period. 1, 2





1. Source: Credit Suisse First Boston. The CSFB High Yield Index is a trader-priced portfolio constructed to mirror the high yield debt market.
2. Source: Standard & Poor's Micropal. The S&P Utilities Index is a market capitalization-weighted index that includes utility stocks in the Standard & Poor's 500 Composite Index. Indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 12.


                                                           Semiannual Report | 1

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
Portfolio Breakdown
Based on Total Market Value as of 9/30/03

Corporate Bonds ............... 55.1%
Utilities Stocks .............. 39.7%
Misc. Equities &
Preferred Stocks ..............  3.4%
Foreign Currency
Denominated Bonds .............  0.6%
Convertible Bonds .............  1.2%



ECONOMIC AND MARKET OVERVIEW

During the six-month period ended September 30, 2003, to help jump-start the uneven economic recovery, the U.S. government applied large amounts of stimulus. The Federal Reserve Board cut the federal funds target rate 25 basis points (0.25%) in June, and the federal government implemented the biggest tax cuts since the Reagan administration. The yield on the benchmark 10-year Treasury note declined to 45-year low levels in mid-June when the economic outlook remained cloudy, but since then spiked to one-year highs as signs of an economic recovery emerged. Stock prices, as measured by the Standard & Poor's 500 (S&P
500) Composite Index, rose since March partly on expectations of improving earnings. 3

Energy prices remained at elevated levels, with West Texas Intermediate crude oil averaging $29.62 per barrel for the six-month reporting period compared with an average $27.29 in the Fund's prior semiannual period. Natural gas prices averaged $5.26 per million BTU for the period under review, nearly 60% higher than the $3.30 average of the Fund's prior semiannual period. However, inflation remained tame, with the core Consumer Price Index (excluding food and energy) averaging only 1.43% during the six months under review.



3. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

2 | Semiannual Report

High yield bonds performed well as signs of an economic recovery, the absence of any major new corporate scandals, and many investors' appetite for yield contributed to higher bond prices. High yield bonds began the reporting period yielding 8.25 percentage points more than comparable Treasury bonds, which was well above the 5.84 percentage point historical average, and they ended the period at a 5.99 percentage point yield spread. 1 Fundamental and technical factors drove high yield bond returns. On the fundamental side, a declining default rate, renewed access to the capital markets and companies' focus on paying down debt led to an expected improvement in credit quality for many high yield issuers. Technical support, in the form of inflows into the high yield asset class, came from investors seeking yield in a low nominal interest rate environment, as well as from those seeking an alternative investment to equity markets.

The S&P Utilities Index's 20.75% return for the six-month period masked tremendous volatility that occurred. 2 From April 1 until mid-June, utility stocks returned roughly 21% as interest rates declined. As interest rates rose from June 13 through August 5, utility stocks declined about 8.5%. From August 5 through September 30, 2003, utility stocks rallied 8.7% as interest rates stabilized and then declined again, resulting in a nearly flat third quarter 2003 performance. 2 Utility stocks in general benefited from a number of companies' renewed focus on paying down debt and increasing dividends, as certain management teams returned to the basics after ill-fated experiments with non-regulated assets. Also, a technical boost came from the tax-rate reduction on dividend income. However, the increase in Treasury yields mid-period partially offset this benefit.


INVESTMENT STRATEGY

We invest primarily in two asset classes: high yield bonds and utility stocks. Within the high yield portion of the portfolio, we use fundamental research to invest in a diversified portfolio of bonds. Within the utility portion of the portfolio, we focus on companies with attractive dividend yields and a history of increasing their dividends.



TOP 10 HOLDINGS
9/30/03

---------------------------------------------
  COMPANY
  SECTOR/INDUSTRY                 % OF TOTAL
  (SECURITY TYPE)               MARKET VALUE
---------------------------------------------
  Exelon Corp.                          2.7%
   UTILITIES (STOCK)
---------------------------------------------
  Dominion Resources Inc.               2.5%
   UTILITIES (STOCK)
---------------------------------------------
  Entergy Corp.                         2.2%
   UTILITIES (STOCK)
---------------------------------------------
  Southern Co.                          2.2%
   UTILITIES (STOCK)
---------------------------------------------
  FPL Group Inc.                        2.1%
   UTILITIES (STOCK)
---------------------------------------------
  Nicor Inc.                            1.8%
   UTILITIES (STOCK)
---------------------------------------------
  American Electric Power Co. Inc.      1.7%
   UTILITIES (STOCK)
---------------------------------------------
  Progress Energy Inc.                  1.6%
   UTILITIES (STOCK)
---------------------------------------------
  Public Service Enterprise Group       1.6%
   UTILITIES (STOCK)
---------------------------------------------
  Cinergy Corp.                         1.6%
   UTILITIES (STOCK)
---------------------------------------------

                                                           Semiannual Report | 3

DIVIDEND DISTRIBUTIONS
4/1/03-9/30/03
--------------------------------------
  MONTH            DIVIDEND PER SHARE
--------------------------------------
  April                    3.50 cents
--------------------------------------
  May                      3.50 cents
--------------------------------------
  June                     3.50 cents
--------------------------------------
  July                     3.50 cents
--------------------------------------
  August                   3.50 cents
--------------------------------------
  September                3.50 cents
--------------------------------------
  TOTAL                   21.00 CENTS
--------------------------------------


MANAGER'S DISCUSSION

The Fund benefited from its overweighted positions in the wireless (communications) and cable television (consumer services) industries relative to the CSFB High Yield Index. The wireless industry continued to rebound from low levels achieved at the end of the prior fiscal year when many investors were worried about the industry's growth prospects and access to capital. The rebound was largely due to several factors, including renewed access to capital markets, fundamental credit improvement driven by debt reduction and deferral of capital expenditures, and subscriber growth. The cable TV industry benefited as valuations in public equity markets and private transactions stabilized and in some cases increased, implying improved support for cable companies' high yield bonds.

Overall, the Fund's high yield bond performance was impeded by our relatively underweighted positions in certain industries that performed strongly during the period. One notable example was utilities. Given the Fund's large overall exposure to utility stocks, we kept our high yield utility bond exposure fairly low. However, among high yield bonds, utilities were one of the best-performing sectors in the CSFB High Yield Index, so the Fund's relatively underweighted utility bond exposure hindered performance. Likewise, the Fund had a relatively low exposure to the telecommunications industry (subset of communications), at just 1.0% of total market value at period-end. Many such bonds generated solid returns as they rebounded from depressed valuations. However, due to numerous telecommunications bond defaults over the past several years, there were few non-distressed companies remaining, substantially limiting our investment choices.

The Fund's utility stocks contributed to overall performance during the period, as their returns were healthy in spite of a general interest rate increase. However, our utility stocks underperformed the S&P Utilities Index because we do not hold the same positions as the index. Four recently distressed companies that did not pay dividends during the period contributed significantly to the index's return. We did not hold these companies because with the Fund's focus on income we are precluded from purchasing stocks that do not pay dividends. Despite this, the Fund performed well overall.




4 | Semiannual Report

We thank you for your continued investment in Franklin Multi-Income Trust and welcome your comments.

Sincerely,

[PHOTO OMITTED]
/S/ Christopher J. Molumphy, CFA
Senior Portfolio Manager








[PHOTO OMITTED]
/S/ Glenn I. Voyles, CFA
Portfolio Manager

Franklin Multi-Income Trust







THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF SEPTEMBER 30, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 5

Performance Summary as of 9/30/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses. All total returns include reinvested distributions according to the terms specified in the Fund's dividend reinvestment and cash purchase plan and do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases.







PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------------------------------
                                                                             CHANGE          9/30/03        3/31/03
--------------------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                                        +$1.20            $7.61          $6.41
--------------------------------------------------------------------------------------------------------------------
  Market Price (NYSE)                                                        +$0.96            $7.06          $6.10
--------------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (4/1/03-9/30/03)
--------------------------------------------------------------------------------------------------------------------
  Dividend Income                                       $0.21

PERFORMANCE

--------------------------------------------------------------------------------------------------------------------
                                                       6-MONTH               1-YEAR           5-YEAR        10-YEAR
--------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1
--------------------------------------------------------------------------------------------------------------------
   Based on change in NAV                              +22.33%              +32.73%           +9.79%        +83.70%
--------------------------------------------------------------------------------------------------------------------
   Based on change in market price                     +19.30%              +17.62%          +12.93%        +82.99%
--------------------------------------------------------------------------------------------------------------------
  Average Annual Total Return 1
--------------------------------------------------------------------------------------------------------------------
   Based on change in NAV                             +22.33%               +32.73%           +1.89%         +6.27%
--------------------------------------------------------------------------------------------------------------------
   Based on change in market price                     +19.30%              +17.62%           +2.46%         +6.23%
--------------------------------------------------------------------------------------------------------------------
     Distribution Rate 2                                        5.95%


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, PLEASE CALL FRANKLIN TEMPLETON INVESTMENTS AT 1-800/342-5236.



ENDNOTES


SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY VOLATILITY, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS OF COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY.

1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Six-month return has not been annualized.
2. Distribution rate is based on an annualization of the Fund's 3.5 cent per share September dividend and the NYSE closing price of $7.06 on 9/30/03.

6 | Past performance does not guarantee future results. |  Semiannual Report

Annual Shareholders' Meeting


SEPTEMBER 9, 2003

At an annual Meeting of Shareholders of Franklin Multi-Income Trust (the "Fund") held on September 9, 2003, shareholders approved the following:

1. Regarding the proposal to elect nominees for Trustees:

-----------------------------------------------------------------------------------------------------------------
                                                         % OF                                            % OF
                            SHARES            % OF    OUTSTANDING       WITHHELD OR          % OF     OUTSTANDING
  TRUSTEES                    FOR            VOTED      SHARES            ABSTAIN           VOTED       SHARES
-----------------------------------------------------------------------------------------------------------------
  Robert F. Carlson     4,812,813.6750       96.08%     82.16%         196,466.6360         3.92%        3.35%
-----------------------------------------------------------------------------------------------------------------
  Joseph Fortunato      4,817,240.5950       96.17%     82.24%         192,039.7160         3.83%        3.28%
-----------------------------------------------------------------------------------------------------------------
  Frank W. T. Lahaye    4,824,640.5950       96.31%     82.37%         184,636.7160         3.69%        3.15%
-----------------------------------------------------------------------------------------------------------------


                                                           Semiannual Report | 7

Dividend Reinvestment
and Cash Purchase Plan

The Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan") offers you a prompt and simple way to reinvest dividends and capital gain distributions in shares of the Fund. The Plan also allows you to purchase additional shares of the Fund by making voluntary cash payments. PFPC Inc. (the "Plan Agent"), P.O. Box 9223, Chelsea, MA 02150-9223, acts as your Plan Agent in administering the Plan. The complete Terms and Conditions of the Dividend Reinvestment and Cash Purchase Plan are contained in the Fund's Dividend Reinvestment and Cash Purchase Plan Brochure. A copy of that Brochure may be obtained from the Fund at the address on the back cover of this report.

You are automatically enrolled in the Plan unless you elect to receive dividends or distributions in cash. If you own shares in your own name, you should notify the Plan Agent, in writing, if you wish to receive dividends or distributions in cash.

If the Fund declares a dividend or capital gain distribution, you, as a participant in the Plan, will automatically receive an equivalent amount of shares of the Fund purchased on your behalf by the Plan Agent.

The Plan permits you on a voluntary basis to submit in cash payments of not less than $100 each up to a total of $5,000 per month to purchase additional shares of the Fund. It is entirely up to you whether you wish to buy additional shares with voluntary cash payments, and you do not have to send in the same amount each time if you do. These payments should be made by check or money order payable to PFPC Inc. and sent to PFPC Inc., Attn: Franklin Multi-Income Trust, P.O. Box 9223, Chelsea, MA 02150-9223.

Your cash payment will be aggregated with the payments of other participants and invested on your behalf by the Plan Agent in shares of the Fund which are purchased in the open market.

The Plan Agent will invest cash payments on approximately the 15th of each month in which no dividend or distribution is payable and, during each month in which a dividend or distribution is payable, will invest cash payments beginning on the dividend payment date. UNDER NO CIRCUMSTANCES WILL INTEREST BE PAID ON YOUR FUNDS HELD BY THE PLAN AGENT. Accordingly, you should send any voluntary cash payments which you wish to make shortly before an investment date but in sufficient time to ensure that your payment will reach the Plan Agent not less than 2 business days before an investment date. Payments received less than 2 business days before an investment date will be invested during the next month or, if there are more than 30 days until the next investment date, will be returned to you. You may obtain a refund of any cash payment by written notice, if the Plan Agent receives the written notice not less than 48 hours before an investment date.



8 | Semiannual Report

There is no direct charge to participants for reinvesting dividends and capital gain distributions, since the Plan Agent's fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. The Plan Agent will deduct a $5.00 service fee from each of your voluntary cash payments.

The automatic reinvestment of dividends and capital gain distributions does not relieve you of any taxes which may be payable on dividends or distributions. In connection with the reinvestment of dividends and capital gain distributions, shareholders generally will be treated as having received a distribution equal to the cash distribution that would have been paid.

The Fund does not issue new shares in connection with the Plan. All investments are in full and fractional shares, carried to three decimal places. If the market price exceeds the net asset value you will receive shares at a price greater than net asset value per share in connection with purchases through the Plan.

You will receive a monthly account statement from the Plan Agent, showing total dividends and capital gain distributions, date of investment, shares acquired and price per share, and total shares of record held by you and by the Plan Agent for you. You are entitled to vote all shares of record, including shares purchased for you by the Plan Agent, and, if you vote by proxy, your proxy will include all such shares.

As long as you participate in the Plan, the Plan Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you.

You may withdraw from the Plan at any time, without penalty, by notifying the Plan Agent in writing at the address above. If you withdraw from the Plan, you may specify either: (a) that you wish to receive, without charge, stock certificates issued in your name for all full shares; or (b) that you prefer the Plan Agent to sell your shares and send you the proceeds less brokerage commissions and a $5.00 fee. The Plan Agent will convert any fractional shares you hold at the time of your withdrawal to cash at current market price and send you a check for the proceeds.

If you hold shares in your own name, please address all notices, correspondence, questions, or other communications regarding the Plan to the Plan Agent at the address noted above. If your shares are not held in your name, you should contact your brokerage firm, bank, or other nominee for more information and to determine if your nominee will participate in the Plan on your behalf.



                                                           Semiannual Report | 9

The Fund or the Plan Agent may amend or terminate the Plan. You will receive written notice at least 90 days before the effective date of termination or of any amendment. In the case of termination, you will receive written notice at least 90 days before the record date of any dividend or capital gain distribution by the Fund.



10 | Semiannual Report

Franklin Multi-Income Trust

FINANCIAL HIGHLIGHTS


                                                 ---------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                 SEPTEMBER 30, 2003              YEAR ENDED MARCH 31,
                                                    (UNAUDITED)      2003         2002       2001        2000        1999
                                                 ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...........         $6.40      $8.71        $9.80      $8.97      $10.04      $11.98
                                                 ---------------------------------------------------------------------------
Income from investment operations:
 Net investment income .........................           .22        .51          .63        .66         .71         .76
 Net realized and unrealized gains (losses) ....          1.20      (2.25)       (1.05)       .84        (.84)      (1.70)
                                                 ---------------------------------------------------------------------------
Total from investment operations ...............          1.42      (1.74)        (.42)      1.50        (.13)       (.94)
                                                 ---------------------------------------------------------------------------
Less distributions from:
 Net investment income .........................          (.21)      (.57)        (.67)      (.67)       (.70)       (.77)
 Net realized gains ............................            --         --           --         --        (.24)       (.23)
                                                 ---------------------------------------------------------------------------
Total distributions ............................          (.21)      (.57)        (.67)      (.67)       (.94)      (1.00)
                                                 ---------------------------------------------------------------------------
Net asset value, end of period .................         $7.61      $6.40        $8.71      $9.80      $ 8.97      $10.04
                                                 ---------------------------------------------------------------------------
Market value, end of period a ..................         $7.06      $6.10        $8.70      $8.62      $ 7.00      $ 9.00
                                                 ---------------------------------------------------------------------------
Total return (based on market
 value per share) b ............................        19.30%   (23.67)%        9.23%     33.54%    (12.29)%     (9.58)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............       $44,598    $37,511      $51,047    $57,412     $52,559     $58,827
Ratios to average net assets:
 Expenses ......................................         3.61% c    4.47%        3.45%      3.23%       3.30%       3.07%
 Net investment income .........................         6.16% c    7.52%        6.97%      6.88%       7.33%       6.87%
Portfolio turnover rate ........................        26.68%     48.45%       18.27%     26.72%      30.42%      24.31%
Total debt outstanding at end of period (000's)        $14,000    $14,000      $16,000    $16,000     $16,000     $16,000
Asset coverage per $1,000 of debt ..............       $ 3,186    $ 2,679      $ 3,190    $ 3,588     $ 3,285     $ 3,677
Average amount of notes per share
 during the period .............................         $2.39      $2.54        $2.73      $2.73       $2.73       $2.73




aBased on the last sale on the New York Stock Exchange.
bTotal return is not annualized for periods less than one year.
cAnnualized

                     Semiannual Report | See notes to financial statements. | 11

Franklin Multi-Income Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2003 (UNAUDITED)



---------------------------------------------------------------------------------------------------------------------------
                                                                                          SHARES/WARRANTS        VALUE

  COMMON STOCKS AND WARRANTS 53.5%
  COMMUNICATIONS 2.1%
  BellSouth Corp. ........................................................................     34,000         $    805,120
 aMetrocall Holdings Inc. ................................................................        924              133,980
                                                                                                              -------------
                                                                                                                   939,100
                                                                                                              -------------

  CONSUMER SERVICES .1%
  Marriott International Inc., A .........................................................      1,052               45,267
                                                                                                              -------------

  ELECTRONIC TECHNOLOGY
 aLoral Space & Communications Ltd., wts., 12/27/06 ......................................      4,188                   --
 aLoral Space & Communications Ltd., wts., 1/15/07 .......................................      1,000                   10
                                                                                                              -------------
                                                                                                                        10
                                                                                                              -------------

  TRANSPORTATION
 aContinental Airlines Inc., B ...........................................................        357                5,919
                                                                                                              -------------

  UTILITIES 51.3%
  Alliant Energy Corp. ...................................................................     25,000              550,000
  Ameren Corp. ...........................................................................     20,000              858,200
  American Electric Power Co. Inc. .......................................................     33,800            1,014,000
 aAquila Inc. ............................................................................     40,820              137,972
  Atmos Energy Corp. .....................................................................     35,000              837,900
  CenterPoint Energy Inc. ................................................................     55,400              508,018
  Cinergy Corp. ..........................................................................     24,500              899,150
  Dominion Resources Inc. ................................................................     23,400            1,448,460
  DTE Energy Co. .........................................................................     20,000              737,800
  Energy East Corp. ......................................................................     30,000              672,900
  Entergy Corp. ..........................................................................     24,000            1,299,600
  Exelon Corp. ...........................................................................     24,500            1,555,750
  FirstEnergy Corp. ......................................................................     27,500              877,250
  FPL Group Inc. .........................................................................     19,000            1,200,800
  Nicor Inc. .............................................................................     29,000            1,019,060
  NiSource Inc. ..........................................................................     19,000              379,620
  NSTAR ..................................................................................     15,500              736,250
  ONEOK Inc. .............................................................................     40,200              810,834
  Pepco Holdings Inc. ....................................................................     20,500              354,240
  Pinnacle West Capital Corp. ............................................................     24,000              852,000
  PPL Corp. ..............................................................................     11,700              479,115
  Progress Energy Inc. ...................................................................     21,000              933,660
  Public Service Enterprise Group Inc. ...................................................     22,000              924,000
  Puget Energy Inc. ......................................................................     37,000              829,910
  SCANA Corp. ............................................................................     12,621              432,269
  Sempra Energy ..........................................................................     26,000              763,360
  Southern Co. ...........................................................................     43,000            1,260,760
  TXU Corp. ..............................................................................     20,400              480,624
                                                                                                              -------------
                                                                                                                22,853,502
                                                                                                              -------------
  TOTAL COMMON STOCKS AND WARRANTS (COST $20,170,268) ....................................                      23,843,798
                                                                                                              -------------


12 | Semiannual Report

Franklin Multi-Income Trust




---------------------------------------------------------------------------------------------------------------------------
                                                                                          SHARES/WARRANTS        VALUE
  PREFERRED STOCK (COST $1,199)
  COMMUNICATIONS
  Metrocall Holdings Inc., 15.00%, pfd., A ...............................................        557         $      6,266
                                                                                                              -------------

  CONVERTIBLE PREFERRED STOCKS 2.1%
  CONSUMER DURABLES 1.5%
  Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ......................................     15,300              662,643
                                                                                                              -------------

  UTILITIES .6%
  CMS Energy Trust I, 7.75%, cvt. pfd. ...................................................      8,000              290,936
                                                                                                              -------------

  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $1,023,846) ...................................                         953,579
                                                                                                              -------------


                                                                                         PRINCIPAL AMOUNTd
                                                                                         -----------------

  BONDS 71.6%
  COMMERCIAL SERVICES 2.8%
  Johnsondiversey Inc., senior sub. note, 9.625%, 5/15/12 ................................$   200,000              218,000
 bKey3Media Group Inc., senior sub. note, 11.25%, 6/15/11 ................................  1,000,000               15,000
  Quebecor Media Inc., senior note, 11.125%, 7/15/11 (Canada) ............................    500,000              572,500
  William Carter, senior sub. note, 10.875%, 8/15/11 .....................................    400,000              448,000
                                                                                                              -------------
                                                                                                                 1,253,500
                                                                                                              -------------
  COMMUNICATIONS 7.4%
  Dobson Communications, senior note, 144A, 8.875%, 10/01/13 .............................    400,000              406,500
  Dobson/Sygnet Communications Co., senior note, 12.25%, 12/15/08 ........................    500,000              538,750
  Millicom International Cellular SA, senior note,
    144A, 11.00%, 6/01/06 (Luxembourg) ...................................................    571,000              586,702
  Nextel Communications Inc., senior note, 7.375%, 8/01/15 ...............................    600,000              609,000
  Nextel Partners Inc., senior note, 144A, 8.125%, 7/01/11 ...............................    500,000              490,000
 bNextlink Communications Inc., senior note, 9.625%, 10/01/07 ............................    500,000                3,125
 bNextlink Communications Inc., senior note, 9.00%, 3/15/08 ..............................    500,000                3,125
  Triton PCS Inc., senior note, 144A, 8.50%, 6/01/13 .....................................    200,000              215,500
  US West Communications Inc., 6.875%, 9/15/33 ...........................................    500,000              442,500
                                                                                                              -------------
                                                                                                                 3,295,202
                                                                                                              -------------

  CONSUMER DURABLES 2.2%
  D.R. Horton Inc., senior note, 8.50%, 4/15/12 ..........................................    500,000              552,500
  General Motors, senior note, 8.25%, 7/15/23 ............................................    400,000              419,348
                                                                                                              -------------
                                                                                                                   971,848
                                                                                                              -------------

  CONSUMER NON-DURABLES 2.0%
  Revlon Consumer Products Corp., senior note, 8.125%, 2/01/06 ...........................    600,000              417,000
  Revlon Consumer Products Corp., senior note, 9.00%, 11/01/06 ...........................    300,000              211,500
  Revlon Consumer Products Corp., senior sub. note, 8.625%, 2/01/08 ......................    100,000               57,000
  Smithfield Foods Inc., senior note, 144A, 7.75%, 5/15/13 ...............................    200,000              215,500
                                                                                                              -------------
                                                                                                                   901,000
                                                                                                              -------------

  CONSUMER SERVICES 15.8%
 bAdelphia Communications Corp., senior note,
    10.875%, 10/01/10 ....................................................................  1,000,000              705,000
  CanWest Media Inc., senior sub. note,
    10.625%, 5/15/11 (Canada) ............................................................    500,000              570,000
  Charter Communications Holdings II,
    senior note, 144A, 10.25%, 9/15/10 ...................................................    800,000              810,000
  Dex Media West, senior sub. note, 144A, 9.875% 8/15/13 .................................    500,000              567,500



                                                          Semiannual Report | 13

Franklin Multi-Income Trust


---------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNTd      VALUE
  BONDS (CONT.)
  CONSUMER SERVICES (CONT.)
  Diamond Holdings PLC, senior note, 9.125%, 2/01/08 (United Kingdom) ....................$   250,000         $    250,313
  DIRECTV Holdings/Finance, senior note, 144A, 8.375%, 3/15/13 ...........................    500,000              566,250
  EchoStar DBS Corp., senior note, 10.375%, 10/01/07 .....................................    500,000              558,750
  Hollywood Park, senior sub. note, B, 9.25%, 2/15/07 ....................................    700,000              718,375
  Park Place Entertainment Corp., senior sub. note, 7.875%, 3/15/10 ......................    500,000              537,500
  Royal Caribbean Cruises, senior note, 8.00%, 5/15/10 ...................................    200,000              212,000
  Six Flags Inc., senior note, 9.50%, 2/01/09 ............................................    600,000              574,500
  Station Casinos Inc., senior sub. note, 9.875%, 7/01/10 ................................    700,000              777,875
  Telewest Communications PLC, senior disc. note, zero cpn. to 4/15/04, 9.25% thereafter,
   4/15/09 (United Kingdom) .............................................................     500,000              197,500
                                                                                                              -------------
                                                                                                                 7,045,563
                                                                                                              -------------
  DISTRIBUTION SERVICES
 bAmeriServe Food Distribution Inc., senior note, 8.875%, 10/15/06 .......................    250,000                  125
                                                                                                              -------------
  ELECTRONIC TECHNOLOGY 1.8%
  Flextronics International Ltd., senior sub. note,
    144A, 6.50%, 5/15/13 .................................................................    600,000              598,500
  Vought Aircraft Industries Inc., senior note,
    144A, 8.00%, 7/15/11 .................................................................    200,000              205,000
                                                                                                              -------------
                                                                                                                   803,500
                                                                                                              -------------
  ENERGY MINERALS 2.8%
  Arch Western Finance, senior note, 144A, 6.75%, 7/01/13 ................................    400,000              414,000
  Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ..................................    300,000              314,250
  Vintage Petroleum, senior sub. note, 7.875%, 5/15/11 ...................................    500,000              521,250
                                                                                                              -------------
                                                                                                                 1,249,500
                                                                                                              -------------

  GOVERNMENT BONDS .8%
  ESCOM, 11.00%, 6/01/08 (South Africa) ..................................................  2,175,000 ZAR          331,012
                                                                                                              -------------

  HEALTH SERVICES 2.6%
 bMagellan Health Services Inc., senior sub. note, 9.00%, 2/15/08 ........................  1,000,000              560,000
  Tenet Healthcare Corp., 7.375%, 2/01/13 ................................................    600,000              607,500
                                                                                                              -------------
                                                                                                                 1,167,500
                                                                                                              -------------

  HEALTH TECHNOLOGY 1.2%
  Alliance Imaging Inc., senior sub. note, 10.375%, 4/15/11 ..............................    500,000              522,500
                                                                                                              -------------

  INDUSTRIAL SERVICES 4.8%
  Allied Waste North America, senior note, 7.875%, 4/15/13 ...............................    500,000              526,250
  Grant Prideco Escrow, senior note, 9.00%, 12/15/09 .....................................    200,000              216,500
  Gulfterra Energy Partners, senior sub. note, 10.625%, 12/01/12 .........................    500,000              588,750
  Universal Compression Inc., senior note, 144A, 7.25%, 5/15/10 ..........................    200,000              207,000
  URS Corp., senior sub. note, 12.25%, 5/01/09 ...........................................    600,000              621,000
                                                                                                              -------------
                                                                                                                 2,159,500
                                                                                                              -------------

  NON-ENERGY MINERALS .5%
  Louisiana Pacific Corp., senior sub. note, 10.875%, 11/15/08 ...........................    200,000              233,500
                                                                                                              -------------

  PROCESS INDUSTRIES 10.1%
  Consolidated Container Co. LLC, senior disc. note, 10.125%, 7/15/09 ....................  1,000,000              510,000
  Equistar Chemical, senior note, 144A, 10.625%, 5/01/11 .................................    300,000              298,500


14 | Semiannual Report

Franklin Multi-Income Trust


---------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNTd       VALUE

  BONDS (CONT.)
  PROCESS INDUSTRIES (CONT.)
  FiberMark Inc., senior note, 10.75%, 4/15/11 ...........................................$   500,000         $    312,500
  Graham Packaging Co., senior disc. note, B, 10.75%, 1/15/09 ............................    200,000              206,000
  Graham Packaging Co., senior sub. note, B, 8.75%, 1/15/08 ..............................    200,000              205,500
  Graham Packaging Co., senior sub. note, 144A, 8.75%, 1/15/08 ...........................    200,000              205,500
  Graphic Packaging International, senior note,
    144A,  8.50%, 8/15/11 ................................................................    500,000              543,750
  Huntsman ICI Chemicals, senior disc. note, zero cpn., 12/31/09 .........................  2,000,000              800,000
  IMC Global Inc., senior note, 144A, 10.875%, 8/01/13 ...................................    600,000              624,000
  MDP Acquisitions PLC, senior note, 9.625%, 10/01/12
    (Irish Republic) .....................................................................    300,000              330,000
 bPindo Deli Finance Mauritius Ltd., senior note,
    10.25%, 10/01/02 (Indonesia) .........................................................  1,000,000              255,000
  United Industries Corp., senior sub. note, 9.875%, 4/01/09 .............................    200,000              207,000
                                                                                                              -------------
                                                                                                                 4,497,750
                                                                                                              -------------

  PRODUCER MANUFACTURING 7.1%
  Case New Holland Inc., senior note,
    144A, 9.25%, 8/01/11 (Netherlands) ...................................................    600,000              648,000
  Cummins Inc., senior note, 144A, 9.50%, 12/01/10 .......................................    100,000              114,500
  Le Grand SA, senior note, 144A, 10.50%, 2/15/13 (France) ...............................    500,000              567,500
  NMHG Holding Co., senior note, 10.00%, 5/15/09 .........................................    400,000              442,000
  Nortek Inc., senior note, B, 9.125%, 9/01/07 ...........................................    500,000              517,500
  Rexnord Corp., senior sub. note, 10.125%, 12/15/12 .....................................    100,000              111,500
  TRW Automotive Inc., senior note, 144A, 9.375%, 2/15/13 ................................    200,000              226,000
  TRW Automotive Inc., senior sub. note, 144A, 11.00%, 2/15/13 ...........................    100,000              117,000
  Westinghouse Air Brake, senior note, 144A, 6.875%, 7/31/13 .............................    400,000              407,000
                                                                                                              -------------
                                                                                                                 3,151,000
                                                                                                              -------------

  REAL ESTATE INVESTMENT TRUST 3.6%
  Corrections Corp. of America, senior note, 7.50%, 5/01/11 ..............................    400,000              414,500
  Corrections Corp. of America, senior note, 144A, 7.50%, 5/01/11 ........................    200,000              207,250
  Host Marriott LP, senior note, 9.25%, 10/01/07 .........................................    500,000              548,125
  Ventas Realty LP/Capital Corp., senior note, 9.00%, 5/01/12 ............................    400,000              446,000
                                                                                                              -------------
                                                                                                                 1,615,875
                                                                                                              -------------

  RETAIL TRADE 1.0%
  Rite Aid Corp., 144A, 6.125%, 12/15/08 .................................................    500,000              467,500
                                                                                                              -------------

  TRANSPORTATION 1.4%
  Laidlaw International Inc., senior note, 144A, 10.75%, 6/15/11 .........................    600,000              639,000
                                                                                                              -------------

  UTILITIES 3.7%
  AES Corp., senior note, 9.375%, 9/15/10 ................................................    400,000              410,000
  Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 ...............................    600,000              552,000
  Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 ......................................    500,000              460,000
  PG&E Corp., senior secured note, 144A, 6.875%, 7/15/08 .................................    200,000              211,000
                                                                                                              -------------
                                                                                                                 1,633,000
                                                                                                              -------------
  TOTAL BONDS (COST $34,792,401) .........................................................                      31,938,375
                                                                                                              -------------

  CONVERTIBLE BONDS 1.6%
  COMMUNICATIONS .8%
  Millicom International Cellular SA, 144A, PIK, cvt., 2.00%, 6/01/06 (Luxembourg) .......     81,000              348,908
                                                                                                              -------------


                                                          Semiannual Report | 15

Franklin Multi-Income Trust



---------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNTd       VALUE
  CONVERTIBLE BONDS (CONT.)

  ELECTRONIC TECHNOLOGY .8%
  Nortel Networks Corp., cvt., senior note, 4.25%, 9/01/08 (Canada) ......................$   400,000         $    355,000
                                                                                                              -------------
  TOTAL CONVERTIBLE BONDS (COST $406,359) ................................................                         703,908
                                                                                                              -------------

  TOTAL LONG TERM INVESTMENTS (COST $56,394,073) .........................................                      57,445,926
                                                                                                              -------------

                                                                                             SHARES
                                                                                          ------------
  SHORT TERM INVESTMENT (COST $554,062) 1.3%
 cFranklin Institutional Fiduciary Trust Money Market Portfolio ..........................    554,062              554,062
                                                                                                              -------------

  TOTAL INVESTMENTS (COST $56,948,135) 130.1% ............................................                      57,999,988
  OTHER ASSETS, LESS LIABILITIES (30.1)% .................................................                     (13,402,308)
                                                                                                              -------------
  NET ASSETS 100.0% ......................................................................                    $ 44,597,680
                                                                                                              -------------

CURRENCY ABBREVIATIONS | ZAR - South African Rand




 aNon-income producing
 bThe fund discontinues accruing income on defaulted securities. See Note 8. cSee Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.
 dThe principal amount is stated in U.S. dollars unless otherwise indicated.


16 | See notes to financial statements. |  Semiannual Report

Franklin Multi-Income Trust

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
September 30, 2003 (unaudited)


Assets:
 Investments in securities:
  Cost .......................................................................... $ 56,948,135
                                                                                  -------------
  Value .........................................................................   57,999,988
 Receivables:
  Investment securities sold ....................................................      210,998
  Dividends and interest ........................................................      751,080
 Note issuance costs (Note 3) ...................................................       21,022
                                                                                  -------------
      Total assets ..............................................................   58,983,088
                                                                                  -------------
Liabilities:
 Payables:
  Investment securities purchased ...............................................       74,800
  Affiliates ....................................................................       40,164
  Note (Note 3) .................................................................   14,000,000
  Accrued interest (Note 3) .....................................................       39,375
 Distributions to shareholders ..................................................      205,016
 Other liabilities ..............................................................       26,053
                                                                                  -------------
      Total liabilities .........................................................   14,385,408
                                                                                  -------------
       Net assets, at value ..................................................... $ 44,597,680
                                                                                  -------------
Net assets consist of:
 Undistributed net investment income ............................................ $   (575,644)
 Net unrealized appreciation (depreciation) .....................................    1,052,695
 Accumulated net realized gain (loss) ...........................................   (9,662,993)
 Capital shares .................................................................   53,783,622
                                                                                  -------------
       Net assets, at value ..................................................... $ 44,597,680
                                                                                  -------------
Net asset value per share ($44,597,680 (DIVIDE) 5,857,600 shares outstanding) ...        $7.61
                                                                                  -------------




                     Semiannual Report | See notes to financial statements. | 17

Franklin Multi-Income Trust

STATEMENT OF OPERATIONS
for the six months ended September 30, 2003 (unaudited)

Investment income:
 Dividends .................................................................................................   $   636,243
 Interest ..................................................................................................     1,450,941
                                                                                                              -------------
      Total investment income ..............................................................................     2,087,184
                                                                                                              -------------
Expenses:
 Management fees (Note 4) ..................................................................................       239,077
 Transfer agent fees (Note 4) ..............................................................................        11,887
 Custodian fees ............................................................................................           361
 Reports to shareholders ...................................................................................        11,066
 Registration and filing fees ..............................................................................           286
 Professional fees .........................................................................................        18,938
 Trustees' fees and expenses ...............................................................................         2,753
 Amortization of note issuance costs (Note 3) ..............................................................         3,496
 Other .....................................................................................................        11,329
                                                                                                              -------------
     Expenses before interest expense ......................................................................       299,193
     Interest expense (Note 3) .............................................................................       472,500
                                                                                                              -------------
      Total expenses .......................................................................................       771,693
                                                                                                              -------------
        Net investment income ..............................................................................     1,315,491
Realized and unrealized gains (losses):                                                                       -------------
 Net realized gain (loss) from:
  Investments ..............................................................................................      (872,239)
  Foreign currency transactions ............................................................................          (124)
                                                                                                              -------------
       Net realized gain (loss) ............................................................................      (872,363)
Net unrealized appreciation
 (depreciation) on:
  Investments ..............................................................................................     7,873,868
  Translation of assets and liabilities denominated in foreign currencies ..................................           117
                                                                                                              -------------
       Net unrealized appreciation (depreciation) ..........................................................     7,873,985
                                                                                                              -------------
Net realized and unrealized gain (loss) ....................................................................     7,001,622
                                                                                                              -------------
Net increase (decrease) in net assets resulting from operations ............................................   $ 8,317,113
                                                                                                              -------------




18 | See notes to financial statements. |  Semiannual Report

Franklin Multi-Income Trust

STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended September 30, 2003 (unaudited) and the year ended March 31, 2003

                                                                                        SIX MONTHS ENDED      YEAR ENDED
                                                                                       SEPTEMBER 30, 2003   MARCH 31, 2003
Increase (decrease) in net assets:
 Operations:
  Net investment income .............................................................      $   1,315,491     $   3,010,702
  Net realized gain (loss) from investments and foreign currency transactions .......           (872,363)       (8,364,558)
  Net unrealized appreciation (depreciation) on investments and translation of
   assets and liabilities denominated in foreign currencies .........................          7,873,985        (4,860,983)
                                                                                       ------------------------------------
      Net increase (decrease) in net assets resulting from operations ...............          8,317,113       (10,214,839)
 Distributions to shareholders from net investment income ...........................         (1,230,096)       (3,321,259)
                                                                                       ------------------------------------
      Net increase (decrease) in net assets .........................................          7,087,017       (13,536,098)
Net assets:
 Beginning of period ................................................................         37,510,663        51,046,761
                                                                                       ------------------------------------
 End of period ......................................................................      $  44,597,680     $  37,510,663
                                                                                       ------------------------------------
Undistributed net investment income included in net assets:
 End of period ......................................................................      $    (575,644)    $    (661,039)
                                                                                       ------------------------------------




                     Semiannual Report | See notes to financial statements. | 19

Franklin Multi-Income Trust

STATEMENT OF CASH FLOWS
for the six months ended September 30, 2003 (unaudited)

Cash flow from operating activities:
 Dividends and interest received ......................................................... $  1,953,480
 Operating expenses paid .................................................................     (305,514)
 Interest expense paid ...................................................................     (472,500)
                                                                                           -------------
  Cash provided - operations .............................................................    1,175,466
                                                                                           -------------
Cash flow from investing activities:
 Investment purchases ....................................................................  (26,078,036)
 Investment sales and maturities .........................................................   26,132,666
                                                                                           -------------
  Cash provided - investments ............................................................       54,630
                                                                                           -------------
Cash flow from financing activities:
 Distributions to shareholders ...........................................................   (1,230,096)
                                                                                           -------------
  Cash used - financing ..................................................................   (1,230,096)
                                                                                           -------------
Net change in cash .......................................................................           --
Cash at beginning of period ..............................................................           --
                                                                                           -------------
Cash at end of period .................................................................... $         --
                                                                                           -------------

RECONCILIATION OF NET INVESTMENT INCOME TO NET CASH PROVIDED BY OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003

Net investment income .................................................................... $  1,315,491
 Amortization income .....................................................................     (184,113)
 Amortization of note issuance costs .....................................................        3,496
 Decrease in dividends and interest receivable ...........................................       50,409
 Decrease in liabilities .................................................................       (9,817)
                                                                                           -------------
Cash provided - operations ............................................................... $  1,175,466
                                                                                           -------------



20 | See notes to financial statements. |  Semiannual Report

Franklin Multi-Income Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Multi-Income Trust (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end investment company. The Fund has two classes of securities: senior fixed-rate notes (the Note) and shares of beneficial interest (the Shares). The Fund seeks high current income. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollars equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its tax-able income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.





                                                          Semiannual Report | 21

Franklin Multi-Income Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

At September 30, 2003, there were an unlimited number of shares authorized ($0.01 par value). During the period ended September 30, 2003, there were no share transactions; all reinvested distributions were satisfied with previously issued shares purchased in the open market.


3. SENIOR FIXED-RATE NOTE

On August 16, 1999, the Fund issued $16 million principal amount of a new class of five-year senior notes (the Note). On September 6, 2002, the Fund retired $2 million of the Note's principal amount, leaving a remaining $14 million outstanding. The Note is a general unsecured obligation of the Fund and ranks senior to Trust shares and all existing or future unsecured indebtedness of the Fund.

The Note bears interest, payable semi-annually, at the rate of 6.75% per year, to maturity on September 15, 2004. The Note was issued in a private placement, and is not available for resale; therefore, no market value can be obtained for the Note. The Fund is required to maintain on a monthly basis a specified discounted asset value for its portfolio in compliance with guidelines established by Standard & Poor's Corporation, and is required to maintain asset coverage for the Note of at least 300%. The Fund has met these requirements during the period ended September 30, 2003.

The issuance costs of $96,069 incurred by the Fund are deferred and amortized on an interest method basis over the term of the Note.




22 | Semiannual Report

Franklin Multi-Income Trust

4. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers or directors of the following entities:

--------------------------------------------------------------------------------
  ENTITY                                                   AFFILIATION
--------------------------------------------------------------------------------
  Franklin Advisers, Inc. (Advisers)                       Investment manager
  Franklin Templeton Services, LLC  (FT Services)          Administrative manage

The Fund pays an investment management fee to Advisers of .85% per year of the average weekly net assets of the Fund excluding the principal amount of the Note.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.


5. INCOME TAXES

At March 31, 2003, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2008 ......................................................   $   24,985
 2010 ......................................................      150,106
 2011 ......................................................    5,087,216
                                                               ----------
                                                               $5,262,307
                                                               ----------

At March 31, 2003, the Fund had deferred capital losses and deferred currency losses occurring subsequent to October 31, 2002 of $3,159,362 and $183, respectively. For tax purposes, such losses will be reflected in the year ending March 31, 2004.

At September 30, 2003, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $57,505,460 was as follows:

Unrealized appreciation .................................... $ 7,329,553
Unrealized depreciation ....................................  (6,835,025)
                                                             ------------
Net unrealized appreciation (depreciation) ................. $   494,528
                                                             ------------

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions and bond discounts and premiums.






                                                          Semiannual Report | 23

Franklin Multi-Income Trust

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended September 30, 2003 aggregated $15,198,791 and $14,764,120, respectively.


7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $3,948 of dividend income from investment in the Sweep Money Fund for the period ended September 30, 2003.


8. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 56.93% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Fund held defaulted and/or other securities for which the income has been deemed uncollectible. The Fund discontinues accruing income on these securities and provides an estimate for losses on interest receivable. At September 30, 2003, the value of these securities was $1,541,375 representing 3.5% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.


9. OTHER CONSIDERATIONS

Advisers, as the Fund's manager, may serve as a member of various bondholders' steering committees, on credit committees, or may represent the Fund in certain corporate restructuring negotiations. Currently the manager serves in one or more of these capacities for Adelphia Communications Corp., Key3Media Group Inc., and Magellan Health Services Inc. As a result of this involvement, Advisers may be in possession of certain material non-public information. If the Fund's manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.





24 | Semiannual Report

Franklin Multi-Income Trust

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.





                                                          Semiannual Report | 25

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Literature Request



For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS


INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 3
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible
Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds
Allocation Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 7
Franklin Income Fund
Franklin Money Fund 5, 6
Franklin Short-Intermediate U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund5
Templeton Global Bond Fund

TAX-FREE INCOME 8
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5,6

STATE-SPECIFIC TAX-FREE INCOME8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia

VARIABLE INSURANCE PRODUCTS FUNDS
Franklin Templeton Variable Insurance Products Trust 11


1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2. The fund is only open to existing shareholders as well as select retirement plans.
3. Effective June 30, 2003, the fund reopened to all new investors.
4. Upon reaching approximately $350 million in assets, the fund will close to all investors.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
7. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
9. Portfolio of insured municipal securities.
10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/03                                          Not part of the semiannual report

[LOGO OMITTED]
FRANKLIN(R)
TEMPLETON(R)
INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906



SEMIANNUAL REPORT AND SHAREHOLDER INFORMATION
FRANKLIN MULTI-INCOME TRUST



INVESTMENT MANAGER
Franklin Advisers, Inc.
1-800/DIAL BEN(R)

TRANSFER AGENT
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


FMI S2003 11/03




Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 10(a), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.  N/A
Item 5. Audit Committee of Listed Registrants.  N/A
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 9. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 10. Exhibits.
(A) Code of Ethics for Principal Executive and Senior Financial Officers.

(B)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer

(B(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Kimberley H. Monasterio, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MULTI-INCOME TRUST

By ____________________
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    November 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By ____________________
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    November 28, 2003


By ____________________
Kimberley H. Monasterio
Chief Financial Officer
Date    November 28, 2003